Note 1. Description of Business (Detail)	0 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010
Stock Issued During Period, Shares, Acquisitions (in Shares)	12,644,943	13,181,460	6,456,600
Stock Issued During Period, Shares, Issued for Cash		600,000	59,770	102,000	337,500	37,500,000	25,462,505